EMPLOYEE BENEFIT LIABILITIES (Schedule of Employee Benefit Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non- current
Accrued severance pay	$ 2,807	$ 2,350
Less - funds	(2,521)	(1,966)
Total Non- current	286	384
Current
Accrued vacation	679	522
Accrued recuperation	9	11
Total Current	$ 688	$ 533